Profit-Sharing Plan (Narrative) (Detail) - Multiple employer 401(k) profit sharing plan - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, requisite service period			1 year		1 year
Defined contribution plan, minimum age requirement			21 years		21 years
Contributions by the Company	$ 500,000	$ 0	$ 1,800,000	$ 1,200,000	$ 3,600,000	$ 4,480,000	$ 4,130,000